FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Oct. 31, 2023
Financial Instruments
Schedule of credit risk

	October 31, 2023	October 31, 2022
	$	$
Cash	8,858,247	1,582,384
Accounts Receivable	2,109,424	1,643,959
Notes Receivable	1,430,526	-
Total	12,398,197	3,226,343

Schedule of exposure to credit risk

	October 31, 2023	October 31, 2022
	$	$
Current	1,079,657	872,100
1-30 days	475,909	336,149
31 days-older	616,574	614,022
Total trade accounts receivable	2,172,140	1,822,271
GST /HST	102,631	86,407
Provision for bad debts	(165,347)	(264,719)
Total accounts receivable	2,109,424	1,643,959

Schedule of working capital accounts

	October 31, 2023	October 31, 2022
	$	$
Cash	8,858,247	1,582,384
Current assets excluding cash	8,563,290	6,327,629
Total current assets	17,421,537	7,910,013
Current liabilities	(13,004,181)	(5,315,904)
Working capital	4,417,356	2,594,109

Schedule of assets and liabilities

	Year 1	Over 1 Year - 3 Years	Over 3 Years - 5 Years
	$	$	$
Accounts payable and accrued liabilities	2,359,750	-	-
Lease liabilities	824,271	1,116,399	978,013
Convertible debentures	-	-	2,412,762
Debt	1,285,604	102,913	-
Business acquisition consideration payable	360,000	-	-
Total	4,829,625	1,219,312	3,390,775

Schedule of valuations for the asset or liability not based on observable market data

	Level in fair value hierarchy	Amortized Cost	FVTPL
Financial Assets
Cash	Level 1	$8,858,247	$-
Accounts receivable	Level 2	2,109,424	-
Warrants asset	Level 1	-	1,361,366

Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$2,359,750	$-
Debt	Level 2	1,388,517	-
Convertible debentures	Level 2	2,412,762
Business acquisition consideration payable	Level 2	360,000	-
Derivative liability	Level 2		7,808,500